SECURED DEBENTURE (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Debt Disclosure [Abstract]
Interest expense	$ 77,644	$ 28,275
Debenture liability	$ 1,099,250		$ 1,099,250